UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08332

Emerging Markets Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders

Emerging Markets Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 90.0%
Security	Shares	Value
Chemicals — 3.0%
The Israel Corp., Ltd.(1)	855	$1,323,109
Makhteshim-Agan Industries, Ltd.	194,466	1,807,383
Taiwan Fertilizer Co., Ltd.	166,000	622,337
		$3,752,829
Commercial Banks — 8.5%
Banco do Brasil S.A.	191,650	$3,143,759
Grupo Financiero Banorte S.A. de C.V.	598,150	2,815,507
Kasikornbank Public Co., Ltd.(2)	553,600	1,193,264
Sberbank GDR(1)	6,600	2,478,910
Turkiye Garanti Bankasi AS(1)	512,680	1,183,498
		$10,814,938
Computer Peripherals — 1.9%
Wistron Corp.	1,654,000	$2,360,816
		$2,360,816
Construction & Engineering — 1.4%
Daelim Industrial Co., Ltd.	17,432	$1,781,433
		$1,781,433
Construction Materials — 1.5%
Siam Cement Public Company, Ltd.(2)	313,300	$1,865,898
		$1,865,898
Electrical Equipment — 1.3%
Shanghai Electric Group Co., Ltd., Class H(1)	3,456,000	$1,695,102
		$1,695,102
Electronic Equipment & Instruments — 1.8%
Hon Hai Precision Industry Co., Ltd.	469,000	$2,306,351
		$2,306,351
Energy Equipment & Services — 2.1%
Tenaris S.A. ADR	35,277	$2,628,137
		$2,628,137

Security	Shares	Value
Food & Staples Retailing — 6.4%
President Chain Store Corp.	764,000	$2,538,687
Shinsegae Co., Ltd.	3,382	1,818,881
Wal-Mart de Mexico SAB de C.V.	610,400	2,431,825
X 5 Retail Group NV, GDR(1)	39,370	1,326,769
		$8,116,162
Food Products — 2.0%
Bunge, Ltd.	23,250	$2,503,793
		$2,503,793
Hotels, Restaurants & Leisure — 1.2%
Resorts World Berhad	1,938,400	$1,545,412
		$1,545,412
Industrial Conglomerates — 2.8%
Barloworld, Ltd.	159,203	$1,622,453
Sime Darby Berhad	675,800	1,915,968
		$3,538,421
Insurance — 6.2%
Cathay Financial Holding Co., Ltd.	1,401,241	$3,044,009
China Insurance International Holdings Co., Ltd.	904,000	2,159,347
Samsung Fire & Marine Insurance Co., Ltd.	12,940	2,702,631
		$7,905,987
Internet Software & Services — 1.5%
NHN Corp.(1)	11,150	$1,943,016
		$1,943,016
Machinery — 1.9%
PT United Tractors Tbk	1,827,500	$2,412,011
		$2,412,011
Marine — 0.3%
Pacific Basin Shipping, Ltd.	290,000	$414,943
		$414,943
Media — 1.7%
CTC Media, Inc.(1)	87,200	$2,150,352
		$2,150,352

See notes to financial statements

Emerging Markets Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Metals & Mining — 12.0%
Cia Siderurgica Nacional S.A.	60,400	$2,696,259
Companhia Vale do Rio Doce ADR	91,800	3,288,276
Evraz Group S.A., GDR	12,100	1,409,650
Impala Platinum Holdings, Ltd.	58,950	2,317,249
Mechel, ADR	26,500	1,312,810
POSCO	4,170	2,171,562
Shougang Concord International Enterprises Co., Ltd.	6,092,000	1,991,839
		$15,187,645
Oil, Gas & Consumable Fuels — 11.9%
CNOOC, Ltd.	1,571,000	$2,727,047
OAO Gazprom ADR(1)	60,300	3,521,520
PetroChina Co., Ltd., Class H	2,400,000	3,102,490
Petroleo Brasileiro S.A.	124,700	4,422,714
Sasol, Ltd.	22,350	1,315,939
		$15,089,710
Personal Products — 1.6%
Amorepacific Corp.	3,344	$2,068,947
		$2,068,947
Real Estate Management & Development — 1.1%
Guangzhou R&F Properties Co., Ltd., Class H	774,000	$1,446,192
		$1,446,192
Road & Rail — 1.4%
All America Latina Logistica S.A.	138,800	$1,783,761
		$1,783,761
Semiconductors & Semiconductor Equipment — 4.6%
Samsung Electronics Co., Ltd.	5,000	$2,987,192
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	1,353,879	2,876,801
		$5,863,993
Wireless Telecommunication Services — 11.9%
America Movil SAB de CV, Class L	1,121,950	$2,965,008
China Mobile, Ltd.	265,000	3,556,962
Mobile TeleSystems ADR	44,800	3,432,128
MTN Group, Ltd.	204,900	3,244,129

Security	Shares	Value
Wireless Telecommunication Services (continued)
Orascom Telecom Holding SAE, GDR	30,100	$1,926,400
		$15,124,627
Total Common Stocks (identified cost $96,884,209)		$114,300,476
Preferred Stocks — 2.6%
Security	Shares	Value
Electric Utilities — 2.6%
Cia Energetica de Minas Gerais	136,021	$3,355,840
		$3,355,840
Total Preferred Stocks (identified cost $752,299)		$3,355,840
Warrants —4.6%
Security	Shares	Value
Construction & Engineering — 0.7%
Jaiprakash Associates, Ltd., Exp. 6/30/09(1)	276,735	$925,125
		$925,125
Diversified Telecommunication Services — 1.5%
Bharti Airtel, Ltd., Exp. 7/27/12(1)	110,030	$1,843,003
		$1,843,003
Oil, Gas & Consumable Fuels — 1.5%
Reliance Industries, Exp. 11/07/16(1)(3)	40,040	$1,948,426
		$1,948,426
Thrifts & Mortgage Finance — 0.9%
Housing Development Finance Corporation Ltd., Exp. 5/04/12(1)	24,130	$1,099,845
		$1,099,845

See notes to financial statements

Emerging Markets Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Value
Total Warrants (identified cost $7,392,464)	$5,816,399
Total Investments — 97.2% (identified cost $105,028,972)	$123,472,715
Other Assets, Less Liabilities — 2.8%	$3,524,430
Net Assets — 100.0%	$126,997,145

ADR - American Depository Receipt

GDR - Global Depository Receipt

(1)  Non-income producing security.

(2)  Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of the securities is $1,948,426 or 1.5% of the Portfolio's net assets.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Brazil	16.7%	$21,194,402
China	13.1	16,678,979
Russia	12.3	15,632,139
Republic of Korea	12.2	15,473,662
Taiwan	10.8	13,749,002
South Africa	6.7	8,499,769
Mexico	6.5	8,212,340
India	4.6	5,816,400
Malaysia	2.7	3,461,380
Israel	2.5	3,130,492
Thailand	2.4	3,059,162
Argentina	2.1	2,628,137
Indonesia	1.9	2,412,011
Egypt	1.5	1,926,400
Turkey	0.9	1,183,497
Hong Kong	0.3	414,943
	97.2%	$123,472,715

See notes to financial statements

Emerging Markets Portfolio as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Investments, at value (identified cost, $105,028,972)	$123,472,715
Cash	3,930,804
Foreign currency, at value (identified cost, $371,443)	372,323
Receivable for investments sold	1,343,852
Dividends and interest receivable	221,012
Total assets	$129,340,706
Liabilities
Payable for investments purchased	$1,975,642
Accrued foreign capital gains taxes	110,981
Payable to affiliate for investment adviser fee	83,707
Payable to affiliate for administration fee	27,445
Payable to affiliate for Trustees' fees	210
Accrued expenses	145,576
Total liabilities	$2,343,561
Net Assets applicable to investors' interest in Portfolio	$126,997,145
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$108,675,889
Net unrealized appreciation (computed on the basis of identified cost)	18,321,256
Total	$126,997,145

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends (net of foreign taxes, $78,422)	$1,460,189
Interest	27,208
Total investment income	$1,487,397
Expenses
Investment adviser fee	$555,382
Administration fee	184,140
Trustees' fees and expenses	2,807
Custodian fee	159,372
Legal and accounting services	32,168
Miscellaneous	9,229
Total expenses	$943,098
Deduct — Reduction of custodian fee	$19
Total expense reductions	$19
Net expenses	$943,079
Net investment income	$544,318
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis), net of foreign capital gains taxes of $237,184	$10,466,564
Foreign currency transactions	(264,117)
Net realized gain	$10,202,447
Change in unrealized appreciation (depreciation) — Investments (identified cost basis), net of decrease in accrued foreign capital gains taxes of $320,506	$(34,217,081)
Foreign currency	(50,863)
Net change in unrealized appreciation (depreciation)	$(34,267,944)
Net realized and unrealized loss	$(24,065,497)
Net decrease in net assets from operations	$(23,521,179)

See notes to financial statements

Emerging Markets Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment income	$544,318	$2,635,720
Net realized gain from investment and foreign currency transactions	10,202,447	38,638,184
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(34,267,944)	(143,610)
Net increase (decrease) in net assets from operations	$(23,521,179)	$41,130,294
Capital transactions — Contributions	$13,390,032	$46,477,648
Withdrawals	(41,422,869)	(86,784,425)
Net decrease in net assets from capital transactions	$(28,032,837)	$(40,306,777)
Net increase (decrease) in net assets	$(51,554,016)	$823,517
Net Assets
At beginning of period	$178,551,161	$177,727,644
At end of period	$126,997,145	$178,551,161

See notes to financial statements

Emerging Markets Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005		2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Net expenses before custodian fee reduction(1)	1.28	%(2)	1.31%	1.32%	1.38	%(3)	1.49%	1.59	%(3)
Net investment income	0.74	%(2)	1.45%	1.89%	1.59%		1.16%	1.33%
Portfolio Turnover	61	%(4)	68%	35%	32%		43%	58%
Total Return	(14.34	)%(4)	25.41%	26.86%	31.60%		25.27%	47.68%
Net assets, end of period (000's omitted)	$126,997		$178,551	$177,728	$117,679		$58,543	$36,166

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)  Annualized.

(3)  The investment adviser voluntarily waived a portion of its advisory fee and/or the administrator subsidized certain operating expenses (equal to less than 0.01% and 0.03% of average daily net assets for the years ended December 31, 2005 and 2003, respectively).

(4)  Not annualized.

See notes to financial statements

Emerging Markets Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Emerging Markets Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in equity securities (primarily common stocks) of companies located in emerging market countries, which are considered to be developing. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2008, Eaton Vance Emerging Markets Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments. Capital gains

Emerging Markets Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

taxes on securities sold are included in net realized gain (loss) on investments.

As of June 30, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (Lloyd George), an affiliate of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. For the six months ended June 30, 2008, the adviser fee was 0.75% (annualized) of the Portfolio's average daily net assets and amounted to $555,382. In addition, an administration fee is earned by EVM for administering the business affairs of the Portfolio and is computed at an annual rate of 0.25% of the Portfolio's average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2008, the administration fee was 0.25% (annualized) of the Portfolio's average daily net assets and amounted to $184,140.

Except for Trustees of the Portfolio who are not members of EVM's or Lloyd George's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and administration fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $87,752,798 and $98,592,664, respectively, for the six months ended June 30, 2008.

Emerging Markets Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$106,009,648
Gross unrealized appreciation	$28,862,813
Gross unrealized depreciation	(11,399,746)
Net unrealized appreciation	$17,463,067

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2008.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7  Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$48,214,353
Level 2	Other Significant Observable Inputs	75,258,362
Level 3	Significant Unobservable Inputs	—
Total		$123,472,715

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Eaton Vance Emerging Markets Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Emerging Markets Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Emerging Markets Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Emerging Markets Fund (the "Fund") invests, with Lloyd George Investment Management (Bermuda) Limited (the "Adviser"), as well as the administration agreement of the Portfolio with Eaton Vance Management (the "Administrator") and the management contract of the Fund with the Administrator, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio, the administration agreement for the Portfolio and the management contract for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the administration agreement of the Portfolio and the management contract of the Fund, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and to the Fund and Portfolio by the Administrator.

The Board considered the Adviser's and Administrator's management capabilities and the Adviser's investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets, including Asia. The Board noted the Adviser's experience in managing equity funds that invest in Asian securities. The Board noted that the Adviser maintains offices in London, Hong Kong, Singapore and Mumbai, providing its investment team with first hand knowledge of country and market factors affecting securities in which the Portfolio invests. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser, the Administrator and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Administrator and its affiliates to requests from the Securities and Exchange Commission.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Administrator, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement, the administration agreement and the management contract, respectively.

Eaton Vance Emerging Markets Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten- year periods ended September 30, 2007 for the Fund. The Board noted that actions have been taken to improve the performance of the Fund, including changes in the personnel responsible for managing the Portfolio and the Board concluded that additional time is appropriate for the Adviser to implement such changes and for the Board to evaluate the effectiveness of the changes.

Management Fees and Expenses

The Board reviewed contractual management fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser and the Administrator had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and the Administrator in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser, on the one hand, and the Portfolio and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's and Administrator's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Administrator, on the one hand, and the Fund on the other hand. The Board also concluded that the structure of the management fees, which include breakpoints at several asset levels, can be expected to cause such benefits to continue to be shared equitably.

Eaton Vance Emerging Markets Fund

OFFICERS AND TRUSTEES

Eaton Vance Emerging Markets Fund

Officers
Thomas E. Faust Jr.
President and Trustee
Michael A. Allison
Vice President
J. Scott Craig
Vice President
Gregory R. Greene
Vice President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert J. Milmore
Vice President
J. Bradley Ohlmuller
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

Eaton Vance Emerging Markets Fund

OFFICERS AND TRUSTEES CONT'D

Emerging Markets Portfolio

Officers
Hon. Robert Lloyd George
President
William Walter Raleigh Kerr
Vice President
Kathryn L. Langridge
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

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Investment Adviser of Emerging Markets Portfolio
Lloyd George Investment Management
(Bermuda) Limited

3808 One Exchange Square
Central, Hong Kong

Sponsor and Manager of Eaton Vance Emerging Markets Fund
and Administrator of Emerging Markets Portfolio
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653

Eaton Vance Emerging Markets Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

132-8/08  EMSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	August 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 12, 2008

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	August 12, 2008